PROVISIONS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) claim
Disclosure of other provisions
Claims settled during the year | claim	1
Legal proceedings provision
Disclosure of other provisions
Provisions reversed | $	$ 6.3